Summary of significant accounting policies	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2 – Summary of significant accounting policies

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and have been consistently applied. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All significant inter-company balances and transactions between the Company and its subsidiaries are eliminated upon consolidation.

Foreign currency transactions

The Company uses the United States Dollar (“$” or “US$”) as its reporting currency. The functional currency of the Company and Eastern BVI is US$, while Eastern HK is the Hong Kong dollars (“HKD”) and the PRC subsidiaries is the Renminbi (“RMB”), which are its respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currencies are measured and recorded in the functional currencies using the exchange rates in effect at the dates of the transactions. At the balance sheet dates, monetary assets and liabilities that are denominated in currencies other than the functional currencies are translated into the functional currencies using the exchange rates at the balance sheet dates. All gains and losses arising from foreign currency transactions are recorded in the consolidated statements of operations and comprehensive (loss) income during the years in which they occur.

Translation of amounts from RMB and HKD into U.S. dollars has been made at the following exchange rates:

	For the years ended March 31,
	2026	2025	2024

Average rate – HKD:US$ exchange rate	7.8038	7.7930	7.8259
Average rate – RMB:US$ exchange rate	7.1019	7.2163	7.1671

	As of March 31,
	2026	2025

Year-end spot rate – HKD:US$ exchange rate	7.8400	7.7799
Year-end spot rate – RMB:US$ exchange rate	6.8980	7.2567

Use of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting year. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Significant items subject to such estimates and assumptions include, but are not limited to, the allowance for expected credit losses, impairment of long-lived assets, interest rate of lease, valuation allowance for deferred tax assets and measurement of progress toward completion for the provision of transportation services. Actual results could differ from those estimates.

Recently adopted accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting: Improvements to Reportable Segment Disclosures,” which focuses on improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. A public entity shall disclose for each reportable segment the significant expense categories and amounts that are regularly provided to the CODM and included in reported segment profit or loss. ASU 2023-07 also requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the CODM to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. ASU 2023-07 is applied retrospectively to all periods presented in financial statements, unless it is impracticable. This update will be effective for the Company’s fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company has adopted ASU 2023-07 on April 1, 2024, which was applied retrospectively to all prior periods presented. See Note 13 for further information.

In December 2023, the FASB issued ASU 2023-09, Income taxes (Topic 740), Improvements to Income Tax Disclosures, which provides guidance on the requirements such as the requirement that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. For public business entities, the new requirements will be effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the requirements will be effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The ASU should be applied prospectively. Retrospective application is permitted. The Company has adopted ASU 2023-09 on April 1, 2025. The adoption of the standard did not have a material impact on the Company’s income tax disclosures.

Cash

Cash included cash on hand and cash held in banks. As of March 31, 2026 and 2025, cash balance of $1,588,970 and $832,398 were maintained at banks in the PRC, respectively. As of March 31, 2026 and 2025, cash balance of $1,462,580 and $10,907 were maintained at banks in Hong Kong, respectively. As of March 31, 2026 and 2025, cash balance of $3,320 and $3,104 were cash on hand, respectively.

Restricted cash

As of March 31, 2026, restricted cash was $238,702, comprising bank deposits held as collateral for letters of guarantee issued by the bank to the Company’s customers. These guarantees obligate the bank to pay a specified percentage of the contract price if the Company fails to meet its performance obligations.

Notes receivable

Notes receivable are negotiable documents issued by financial institutions in the PRC on the Company’s customers’ behalf to the Company. These notes do not carry a stated interest rate, but have a specific due date usually for a period of six months. These notes can either be endorsed by the Company to other third parties as payment, or can be factored to other financial institutions before maturity. Accordingly, these notes receivable are short-term in nature. As of report date, $1,990,228, or 81.6% of notes receivable as of March 31, 2026 had been collected within the expiry date while the remaining balances are not expired. Hence, the Company provided no allowance on notes receivable as of March 31, 2026 and 2025 as the expected credit loss would be immaterial, if any.

Accounts receivable, net

Accounts receivable represents amounts invoiced and revenue recognized prior to invoicing when the Company has satisfied its performance obligation and has the unconditional right to payment, which are recorded net of allowance for expected credit losses on such receivables. The credit term is negotiable with different customers which is generally within 90 days after transportation services are completed.

The estimated credit losses charged are classified as “operating expenses” in the consolidated statements of operations and comprehensive (loss) income. In determining the amount of expected credit losses, the Company considers historical collectability based on past due status, age of the accounts receivable balances, credit quality of the customers based on ongoing credit evaluations, as well as reasonable and supportable forecasts of future losses. Accounts receivable are written off after all collection efforts have ceased. As of March 31, 2026 and 2025, the allowance for expected credit losses for accounts receivable amounted to $290,403 and $169,297, respectively. For the years ended March 31, 2026, 2025 and 2024, the provision for allowance for expected credit losses on accounts receivable were $109,078, $76,146 and $91,020, respectively.

Advances to suppliers

Advances to suppliers consist of refundable prepayments made to suppliers for subcontracting transportation services that have not been refunded as of year-end. The Company maintains an allowance for expected credit losses on advances to suppliers based on the age and past record on the collectability of advances to suppliers, as well as reasonable and supportable forecasts on future losses. As of March 31, 2026 and 2025, the allowance for expected credit losses on advances to suppliers amounted to $17,030 and $Nil, respectively. For the years ended March 31, 2026, 2025 and 2024, the provision for allowance for expected credit losses were $16,541, $Nil and $Nil, respectively.

Other current assets

Other current assets mainly include (i) petty cash advanced to employees for the expenses to be incurred during their involvement in the transportation services processes; (ii) security deposit paid to a customer to guarantee for the safety of customers’ goods during the transportation process, which is expected to be completed within 12 months; (iii) bid securities; (iv) security deposits paid to containers for cross-border transportation, which is refundable upon the transportation services completed, and (v) prepaid input value-added taxes to be deducted with the output value-added taxes when services provided which is expected to be within 12 months. The Company maintains an allowance for expected credit losses on other current assets based on the age and past record on the collectability of other current assets, as well as reasonable and supportable forecasts on future losses. As of March 31, 2026 and 2025, the allowance for expected credit losses on other current assets amounted to $7,146 and $4,234, respectively. For the years ended March 31, 2026, 2025 and 2024, the recognized allowance for expected credit losses were $2,615, $609 and $2,168, respectively.

Deferred offering costs

The Company follows the requirements of the FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering costs consist of underwriting, legal and other professional fees incurred through the balance sheet date that are directly related to the intended initial public offering (“IPO”). Deferred offering costs will be charged to shareholders’ equity upon the completion of the IPO.

Upon the completion of the IPO on August 29, 2025, deferred offering costs totaling $2,120,858 were charged against the net IPO proceeds as a reduction to additional paid-in capital during the year ended March 31, 2026.

Other non-current assets

Other non-current assets mainly included (i) security deposits paid to customers that use the Company’s transportation services on a long-term basis, as a guarantee for the safety of customers’ goods during the transportation processes; (ii) prepayment for business development; and (iii) security deposits associated with the Company’s operating leases for warehouse buildings and office spaces for those leases with expiry date more than one year from the date of the financial year end. The Company evaluates the impairment of its other non-current assets consistent with the approach applied for its other financial assets. For the years ended March 31, 2026 and 2025, the Company did not have any impairment loss against its other non-current assets.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment losses, if any. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its present working condition and location for its intended use.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives for significant property and equipment are as follows:

Useful life
Vehicles	4 years
Machinery and equipment	4 - 5 years
Office equipment	3 years

Expenditures for repairs and maintenance, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful lives of assets are capitalized.

The cost and related accumulated depreciation of assets sold or otherwise retired are removed from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive (loss) income. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment of long-lived assets

Long-lived assets are evaluated for impairment periodically whenever events or changes in circumstances indicate that their related carrying amounts may not be recoverable in accordance with FASB ASC 360, “Property, Plant and Equipment”. In evaluating long-lived assets for recoverability, the Company uses its best estimate of future cash flows expected to result from the use of the asset and eventual disposition in accordance with FASB ASC 360-10-15. To the extent that estimated future undiscounted cash inflows attributable to the asset, less estimated future undiscounted cash outflows, are less than the carrying amount, an impairment loss is recognized in an amount equal to the difference between the carrying value of such an asset and its fair value. Assets to be disposed of and for which there is a committed plan of disposal, whether through sale or abandonment, are reported at the lower of carrying value or fair value less costs to sell. There were no impairments of these assets as of March 31, 2026 and 2025.

Leases

The Company utilizes ASC 842 to account for leases for all periods presented. ASC 842 generally requires lessees to recognize operating and finance lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. All leases of the Company are accounted for as operating leases.

(a)	The Company as a lessee

The Company determines if an arrangement is a lease at inception. On the Company’s consolidated balance sheets, our warehouse and office leases are included in operating lease right of use (“ROU”) assets, net, and operating lease liabilities, current and non-current.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. For leases that do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. We use the implicit rate when readily determinable. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Significant judgment may be required when determining whether a contract contains a lease, the length of the lease term, the allocation of the consideration in a contract between lease and non-lease components, and the determination of the discount rate included in our warehouse and office leases. We review the underlying objective of each contract, the terms of the contract, and consider our current and future business conditions when making these judgments.

Any lease with a term of 12 months or less is considered short-term. As permitted by ASC 842, short-term leases are excluded from the ROU asset and lease liabilities on the consolidated balance sheets. Consistent with all other operating leases, short-term lease expense is recorded on a straight-line basis over the lease term.

The Company has elected to not treat the concessions as lease modifications and will instead account for the lease concessions as if they were contemplated as part of the existing leases. The Company has recorded negative variable lease expense and adjusted lease liabilities at the point in which the rent concession has become accruable.

The Company evaluates the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the years ended March 31, 2026, 2025 and 2024, the Company did not have any impairment loss against its operating lease right of use assets.

(b)	The Company as a lessor

The Company leases warehouse buildings from third party owners, whose warehouse buildings are ready to use. The Company then subleases the warehouse buildings that it leases from the owners with the desired effect of generating a spread between its leasing cost and rental income to generate profit margins. Under the terms and conditions of the agreements, the Company acts as a principal in the transaction because the Company takes the risk of loss from lack of rental income if the Company fails to procure a tenant during the lease period. Accordingly, the Company recognizes rental income using the gross method.

The Company enters into rental agreements with tenants, together with providing supplemental management services which include handling, repairing and maintenance, disinfection, etc. The agreements generally have a duration for one year. According to the agreements, tenants are required to pay monthly or quarterly rent at the beginning of each month or quarter, which are recorded as liabilities until the Company has met the performance obligation, which is to provide warehouse space to the tenants for their use. The agreements do not include options to extend or to terminate the lease or contain any bargain purchase options for the tenants. When the performance obligations are met, i.e. as the tenants utilize the warehouse building, the Company records revenue using the straight-line method to its results of operations on a monthly basis over the lease period. The monthly rental amount is fixed and there is no variable consideration in the transaction prices.

Bank and other borrowings

Bank and other borrowings are initially recognized at fair values, net of upfront fees incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in statements of operations over the period of the borrowings using the effective interest method.

Accounts payable

Accounts payable represent payables to our suppliers for outsourced transportation and handling services provided to us. Accounts payable are generally settled within 3 months upon completion of their services.

Fair value of financial instruments

ASC 820 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs used in the valuation technique are observable or unobservable. The hierarchy is as follows:

● Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

● Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

● Level 3 – inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair values of the Company’s other financial instruments including cash, notes receivable, accounts receivable, advances to suppliers, amounts due to related parties, other assets, bank and other borrowings, accounts payable and other current liabilities are approximated to their recorded values due to their short-term maturities.

Revenue recognition

The Company generates revenues from (i) provision of transportation services and (ii) warehouse subleasing services. The Company accounts for recognition of revenues from provision of transportation services under Accounting Standards Codification 606 “Revenue from Contracts with Customers” (“ASC 606”).

The five-step model defined by ASC 606 requires the Company to (1) identify its contracts with customers, (2) identify its performance obligations under those contracts, (3) determine the transaction prices of those contracts, (4) allocate the transaction prices to its performance obligations in those contracts, and (5) recognize revenue when each performance obligation under those contracts is satisfied.

A contract contains a promise (or promises) to transfer goods or services to a customer. A performance obligation is a promise (or a group of promises) that is distinct. The transaction price is the amount of consideration a company expects to be entitled from a customer in exchange for providing the goods or services.

The unit of account for revenue recognition is a performance obligation (a good or service). A contract may contain one or more performance obligations. Performance obligations are accounted for separately if they are distinct. A good or service is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and the good or service is distinct in the context of the contract. Otherwise, performance obligations are combined with other promised goods or services until the Company identifies a bundle of goods or services that is distinct. Promises in contracts which do not result in the transfer of a good or service are not performance obligations, as well as those promises that are administrative in nature, or are immaterial in the context of the contract. The Company has addressed whether various goods and services promised to the customer represent distinct performance obligations. The Company applied the guidance of ASC Topic 606-10-25-16 through 18 in order to verify which promises should be assessed for classification as distinct performance obligations.

Transaction price is the amount of consideration in the contract to which the Company expects to be entitled in exchange for transferring the promised goods or services. The transaction price may be fixed or variable and is adjusted for the time value of money if the contract includes a significant financing component. Consideration payable to a customer is deducted from the transaction price if the Company does not receive a separate identifiable benefit from the customer. When consideration is variable, if applicable, the estimated amount is included in the transaction price to the extent that it is highly probable that a significant reversal of the cumulative revenue will not occur when the uncertainty associated with the variable consideration is resolved. Revenue is reported net of value added tax (“VAT”) and the Company does not offer any credits or discounts, rebates, price concessions or other similar privileges to customers. Due to the nature of its services, the Company does not permit refunds to customers.

The core principle underlying ASC 606 is that the Company recognizes revenue to depict the transfer of services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services. This requires the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of the service transfers to a customer.

The Company enters into a distinct contract with its customers for the provision of transportation services. Under each contract, the Company is committed to transport the customer’s goods, cargo or project components from one designated point to another.

The Company’s work generally includes planning, loading, shipping, unloading, and performing safety checks during the entire process. The Company is also responsible for purchasing insurance to cover the entire transportation process. In applying ASC 606-10-25-21 (a), these tasks are interrelated and are not separable or distinct as the Company’s customers cannot benefit from any standalone task and they are indispensable to transport the customer’s items to its designated location. Accordingly, each contract contains a single performance obligation.

The contract price is negotiated on a case-by-case basis, primarily based on the transportation distance, weight, size of the items to be transported and if there are any specific insurance requirements for the products to be delivered. Once the contract is signed, the price is fixed and set forth in the contract. In practice, the Company generally offers a credit term of 90 days upon the completion of transportation. The transaction price is allocated entirely to the single performance obligation.

In applying ASC 606-10-25-27, the Company recognizes revenue from transportation services over a period of time, because the customer simultaneously receives and consumes the benefits of the Company’s service as the items are transported. That is, if the Company were unable to complete delivery to the final location, another entity would not need to reperform the transportation services already completed. The entire transportation process generally takes 2 to 15 days, and the Company uses a time-based method to measure progress toward completion, as it best depicts the transfer of value to the customer.

For major transportation transactions, the Company enters into separate arrangements with insurance companies to cover potential damages or losses incurred during transit. Any costs incurred for any damages or losses by the Company are recognized in cost of revenues, and any reimbursement of the claims received from insurance companies is recognized as insurance indemnity (other income) in the consolidated statements of operations and comprehensive (loss) income. During the years ended March 31, 2026, 2025 and 2024, the Company incurred $63,552, $257,158 and $184,188, respectively, which were recognized in cost of revenues for damage or losses during transportation and received compensation of $135,894, $171,718 and $128,442, respectively, from insurance companies which were recognized as insurance indemnity.

In some cases, the Company   might subcontract certain transportation jobs to third party suppliers due to the limitation of the Company’s transportation team and the Company’s fleet. In accordance with ASC 606, the Company evaluates whether it is appropriate to record the gross amount of the contract price and related costs or the net amount earned as commissions. The Company conclude that the Company act as a principal in these transactions because (i) the Company is primarily responsible for the promised services in the contract, which means the Company will be held accountable for the customer’s entire loss if the transportation could not be completed as expected and agreed; (ii) the Company has sole discretion in establishing the contract price that the customer pays to us, despite how much the Company pays to the subcontractor, who was separately engaged and the selection of the subcontractor is at the Company’s sole discretion; (iii) the Company is subject to capital risk that the Company needs to pay the Company’s subcontractor with agreed terms even if the customer hasn’t paid to the Company or is in default; and (iv) the subcontractors do not perform any value-added services but merely follow the Company’s instructions for the delivery. As a result, the Company recognizes revenue on a gross basis.

The Company recognizes revenue from subleasing warehouse spaces in accordance with ASC 842, as discussed in the “Leases” policy above.

Contract assets and liabilities

Contract assets include billed and unbilled amounts resulting from in-transit transportations, as the Company can only have the unconditional right to payment once a transportation has been completed. As of March 31, 2026 and 2025, contract assets were $38,343 and $31,709, respectively.

Contract liabilities are recognized for contracts when payments were received in advance of the transfer of service. Contract liabilities balance can vary significantly depending on the timing of when an order is placed and when service occurs. As permitted under ASC 606-10-50-14, the Company has elected not to disclose remaining performance obligations for contracts with an original expected duration of one year or less, as all transportation contracts are completed within 15 days and are excluded under this practical expedient.

Cost of revenues

Cost of revenues for transportation services mainly consisted of outsourced shipping services, fuel, salaries paid to drivers, depreciation of vehicles, fleet maintenance, tolls and customs fees. Cost of revenues for warehouse subleasing services mainly consisted of lease expenses of warehouse buildings, utilities, maintenance, and warehouse handling fees.

Selling expenses

Selling expenses primarily include salaries, social security and other benefits paid to sales personnel, travelling, entertainment and insurance premiums for transportation services.

General and administrative expenses

General and administrative expenses mainly consist of employee salaries and benefits, share-based compensation, depreciation, office lease expenses, travelling and entertainment expenses, legal and professional fees, consulting fees and other miscellaneous administrative expenses.

Other income (expenses)

Other income (expenses) mainly included interest income, interest expenses, foreign currency transaction (loss) gain, gain on disposal of property and equipment, government subsidies and insurance indemnity.

Income from government subsidies amounted to $124,794, $16,642 and $27,202 for the years ended March 31, 2026, 2025 and 2024, respectively. For the year ended March 31, 2026, government subsidies primarily consisted of $121,656 (RMB 864,000) in financial incentives awarded to Hangzhou TC-Link by the local government of Xiaoshan District, Hangzhou City, in recognition of the Company’s successful listing on the Nasdaq Stock Market on August 28, 2025. During the years ended March 31, 2025 and 2024, the Company received subsidies from the local government of Pu’Er City, Yunnan Province to reimburse the Company’s railway costs incurred for transporting the city’s local produces, including timber, coffee beans, tea and sugar. Such subsidies were unconditional, non-recurring and discretionary. The Company recognizes a government subsidy as other income upon receipt.

Employee benefit plan

Full time employees of the PRC subsidiaries participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance and other welfare benefits are provided to employees. For the years ended March 31, 2026, 2025 and 2024, the Company has made contributions of $302,131, $290,113 and $317,537 to the government mandated multi-employer defined contribution plan, respectively.

Income taxes

The Company is not subject to tax on income or capital gains under the current laws of the Cayman Islands and its subsidiary in British Virgin Islands is not subject to tax on income or capital gains under the current laws of the British Virgin Islands.

The Company’s subsidiaries in the PRC and Hong Kong are subject to the income taxes of the PRC and Hong Kong, respectively. No taxable income was generated outside the PRC for the years ended March 31, 2026, 2025 and 2024. The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not that they will either expire before the Company is able to realize the benefits, or future deductibility is uncertain.

ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of March 31, 2026 and 2025. As of March 31, 2026, the tax years ended January 1, 2021 through December 31, 2025 for the Company’s PRC subsidiaries remain open for statutory examination by the PRC tax authorities.

VAT

The Company’s PRC subsidiaries are general taxpayers and are subject to an applicable VAT tax rate of 9% for revenues from transportation services and 6% for rental income from warehouse subleasing services. VAT is reported as a deduction to revenues when incurred. Entities that are VAT general taxpayers are allowed to offset qualified input VAT tax paid to suppliers against their output VAT liabilities. All of the VAT returns filed by our subsidiaries in the PRC have been and remain subject to examination by the tax authorities for five years from the date of filing.

Related parties and transactions

The Company identifies related parties, accounts for, and discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant ASC standards.

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Transactions between related parties commonly occurring in the normal course of business are considered to be related party transactions. Transactions between related parties are also considered to be related party transactions even though they may not be given accounting recognition. While ASC 850 does not provide accounting or measurement guidance for such transactions, it nonetheless requires their disclosure. See Note 10 to the consolidated financial statements for further details.

Comprehensive (loss) income

Comprehensive (loss) income consists of two components, net (loss) income and other comprehensive (loss) income. We present comprehensive (loss) income in accordance with ASC Topic 220, Comprehensive Income. ASC Topic 220 states that all items that are required to be recognized under accounting standards as components of comprehensive income be reported in the consolidated financial statements. The components of comprehensive (loss) income were the net (loss) income for the years presented and the foreign currency translation adjustments.

Earnings per share (“EPS”)

The Company computes earnings per share in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average number of ordinary shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended March 31, 2025 and 2024, the dilutive effect of the Company’s Preferred Shares issued and outstanding which are convertible to ordinary shares for each Preferred Share was taken into consideration in calculation of diluted EPS. For the year ended March 31, 2026, the Company’s Preferred Shares issued and outstanding are considered to have an anti-dilutive effect as the Company reported a net loss and were excluded in the calculation of diluted EPS.

Statement of cash flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are formulated based upon the local currencies, and then translated at average exchange rates for the periods. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Concentrations

For the years ended March 31, 2026, 2025 and 2024, the percentage of the Company’s revenues for major customers consisted of the following:

	For the years ended March 31,
Customer	2026	2025	2024
A	50%	20%	35%
B	*	12%	*
C	*	11%	23%

*Less than 10%.

As of March 31, 2026 and 2025, the percentage of the Company’s accounts receivable for major customers consisted of the following:

	As of March 31,
Customer	2026	2025
A	44%	23%

As of March 31, 2026 and 2025, the percentage of the Company’s contract liabilities for major customers consisted of the following:

	As of March 31,
Customer	2026	2025
D	67%	-
E	22%	-
F	-	44%
G	-	12%

For the years ended March 31, 2026, 2025 and 2024, the percentage of the Company’s purchases from major suppliers consisted of the following:

	For the years ended March 31,
Supplier	2026	2025	2024
Z	22%	23%	32%
X	12%	11%	-
Y	*	17%	-

*Less than 10%.

As of March 31, 2026 and 2025, the percentage of the Company’s advances to suppliers for major suppliers consisted of the following:

	As of March 31,
Supplier	2026	2025
O	70%	-
R	-	48%
S	-	14%

As of March 31, 2026 and 2025, the percentage of the Company’s accounts payable for major suppliers consisted of the following:

	As of March 31,
Supplier	2026	2025
Y	*	34%
X	12%	24%
U	10%	-

*	Representing a percentage less than 10%.

Risks and uncertainties

Economic and political risk

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC. The Company’s results may be adversely affected by changes in political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

In addition, the PRC subsidiaries’ sales, purchases and expense transactions are denominated in RMB, and all of the PRC subsidiaries’ assets and liabilities are also denominated in RMB. RMB is not freely convertible into foreign currencies under current PRC law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China, the central bank of China. Remittances in currencies other than RMB may require certain supporting documentation in order to effect the remittance.

Credit risk

Financial assets of the Company that are potentially subject to credit risk mainly consist of cash, notes receivable, accounts receivable, contract assets, advances to suppliers and other current assets.

The Company’s cash deposits are maintained with high credit quality institutions, the composition and maturities of which are regularly monitored by management. In the PRC, an individual entity’s deposit maintained at a bank is insured for a maximum of RMB 500,000 (equivalent to approximately $72,000) in the event of bank failure. In Hong Kong, an individual entity’s deposit maintained at a bank is insured for a maximum of HKD 800,000 (equivalent to approximately $102,000) in the event of bank failure. In the British Virgin Islands and the Cayman Islands, cash deposits are not insured by FDIC insurance or other insurance. As of March 31, 2026, a cash balance of $1,588,970 was maintained at financial institutions in the PRC, of which approximately $1,012,388 was not insured; and cash balance of $1,389,669 was maintained at financial institutions in Hong Kong, of which approximately $1,280,211 was not insured.

In terms of notes receivable, accounts receivable, contract assets, advances to suppliers and other current assets, the Company maintains allowances for expected credit losses as contra accounts, as mentioned above. For notes receivable, the Company provided no allowance as of March 31, 2026 and 2025 because account balances are usually collected (realized) within six months; therefore, management considers any potential allowance for credit losses to be immaterial.

Interest rate risk

As of March 31, 2026 and 2025, the Company had no significant exposure to interest rate risk.

Foreign currency risk

While the Company’s reporting currency is US$, substantially all of the Company’s revenues, cost of revenues and expenses are denominated in RMB. Substantially all of the Company’s assets and liabilities are denominated in RMB. As a result, the Company is exposed to foreign exchange risk as its revenues and results of operations may be affected by fluctuations in the exchange rate between US$ and RMB. If RMB depreciates against US$, the value of the Company’s RMB revenues, net income and assets as expressed in its US$ financial statements will decline. Assets and liabilities are translated at exchange rates at the balance sheet dates, while revenues and expenses are translated at average exchange rates and equity is translated at historical exchange rates. Any resulting translation adjustments are not included in determining net income but are included in determining other comprehensive loss, a component of equity. As of March 31, 2026, the Company’s accumulated other comprehensive loss was $226,287. The Company has not entered into any hedging transactions in an effort to reduce its exposure to foreign exchange risk.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s policy is to ensure that it has sufficient cash to meet its liabilities when they become due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. As of March 31, 2026, the Company was not subject to significant liquidity risk.

Recent accounting pronouncements

In October 2023, the FASB issued ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative.” This ASU incorporates certain U.S. Securities and Exchange Commission (SEC) disclosure requirements into the FASB Accounting Standards Codification. The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of Codification Topics, allow users to compare entities subject to the SEC’s existing disclosures more easily with those entities that were not previously subject to the requirements, and align the requirements in the Codification with the SEC’s regulations. For entities subject to the SEC’s existing disclosure requirements and for entities required to file or furnish financial statements with or to the SEC in preparation for the sale of or for purposes of issuing securities that are not subject to contractual restrictions on transfer, the effective date for each amendment will be the date on which the SEC removes the related disclosure from its rules. For all other entities, the amendments will be effective two years later. However, if by June 30, 2027, the SEC has not removed the related disclosure from its regulations, the amendments will be removed from the Codification and not become effective for any entity. The Company does not expect the adoption of ASU 2023-06 to have a material impact on the Company’s consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40).” The standard requires public business entities to disclose, in tabular format within the notes to the financial statements, disaggregated details of specific natural expense categories (including employee compensation, depreciation, intangible asset amortization, and inventory purchases) contained within relevant income statement captions, such as cost of goods sold and selling, general, and administrative expenses. Additionally, the standard requires qualitative descriptions of remaining un-disaggregated expenses and disclosure of the total amount and definition of selling expenses. The standard will not alter the presentation or line items on the face of the Consolidated Income Statements. ASU 2024-03 is effective for entities with annual reporting periods beginning after December 15, 2026, and for interim periods beginning after December 15, 2027. The standard requires a retrospective transition method for all periods presented. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statement disclosures. The standard will not alter the presentation or line items on the face of the Consolidated Income Statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated balance sheets, statements of operations and comprehensive income and cash flows.